Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before income taxes is comprised of the following:	2013	2012	2011
France	(2,018)	(5,392)	1,192
EDAP Inc, U.S.A.	(2,060)	(1,739)	(1,146)
Other countries	(808)	(227)	(589)
Total	(4,886)	(7,358)	(543)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense)/benefit consists of the following:	2013	2012	2011
Current income tax expense:
France	(101)	(102)	(95)
Other countries	(24)	(22)	(45)
Sub-total current income tax expense	(125)	(124)	(140)
Deferred income tax (expense) benefit:
France	(2)	(2)	(0)
Other countries	(7)	8	(255)
Sub-total deferred income tax (expense) benefit	(9)	6	(255)
Total	(135)	(118)	(395)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2012
Net operating loss carryforwards	21,732	19,563
Elimination of intercompany profit in inventory	136	119
Elimination of intercompany profit in fixed assets	68	122
Other items	663	689
Total deferred tax assets	22,599	20,493
Capital leases treated as operating leases for tax	(26)	(76)
Other items	(8)	(11)
Total deferred tax liabilities	(34)	(87)
Net deferred tax assets	22,565	20,406
Valuation allowance for deferred tax assets	(22,543)	(20,375)
Deferred tax assets (liabilities), net of allowance	22	32

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011
French statutory rate	33.3%	33.3%	34.4%
Income of foreign subsidiaries taxed at different tax rates	1.9%	0.4%	12.6%
Effect of net operating loss carry-forwards and valuation allowances	(51.5%)	(37.6%)	(287.3%)
Non taxable debt fair value variation	(4.3%)	(1.1%)	154.1%
Non deductible entertainment expenses	2.6%	1.9%	9.5%
Other	15.2%	1.5%	4%
Effective tax rate	(2.8%)	(1.6%)	(72.7%)